Annual Fund Operating Expenses - American Century Government Income Trust	Aug. 01, 2026
CAPITAL PRESERVATION FUND | CAPITAL PRESERVATION FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.47%
GINNIE MAE FUND | GINNIE MAE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.55%
GINNIE MAE FUND | GINNIE MAE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.45%
GINNIE MAE FUND | GINNIE MAE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.80%
GINNIE MAE FUND | GINNIE MAE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.55%
GINNIE MAE FUND | GINNIE MAE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.05%
GINNIE MAE FUND | GINNIE MAE FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.35%
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.47%
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.37%
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.72%
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.47%
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.97%
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.27%
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.55%
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.45%
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.80%
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.55%
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.05%
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.35%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.52%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.42%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.32%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.77%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.52%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.02%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.32%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.27%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.21%)	[1]
Net Expenses (as a percentage of Assets)	0.06%

[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.